                                                             File Nos. 33-85916
                                                                       811-8848


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 13

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 18

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                               440 Lincoln Street
                              Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
              (Depositor's Telephone Number, including Area Code)

                  Abigail M. Armstrong, Secretary and Counsel
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                              Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

         _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on (date) pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ___ on (date) pursuant to paragraph (a) (1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                           VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ending December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No.13 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 12 on April 23, 1999 and is incorporated by reference herein.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1..........................Cover Page

2..........................Special Terms

3..........................Summary of Fees and Expenses;  Summary of Contract Features

4..........................Condensed Financial Information;  Performance Information

5..........................Description of the Companies, the Variable Accounts, and Pioneer Variable
                           Contracts Trust

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date;  Description of Variable
                           Annuity Payout Options;  Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments;  Computation of Values;  Distribution

11.........................Surrender;  Withdrawals;  Charges for Surrender and Withdrawal; Withdrawal
                           Without Surrender Charge;  Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23.........................Financial Statements

                              SEPARATE ACCOUNT VA-P

                                  PIONEER VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                     ***

The first paragraph of the supplement dated July 29, 1999 is hereby amended in its entirety as follows:

Allmerica Financial Life Insurance and Annuity Company is offering a new Sub-Account of Separate Account VA-P. The Sub-Account will invest exclusively in shares of the Strategic Income Portfolio of the Pioneer Variable Contracts Trust. The Sub-Account may not be available in all states. Currently, the Strategic Income Portfolio is not available under contracts offered by First Allmerica Financial Life Insurance Company in New York. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Supplement Dated July 30, 1999

                              SEPARATE ACCOUNT VA-P

                                 PIONEER VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Strategic Income Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "thirteen" is substituted for the word "twelve" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Strategic Income Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:


                                                                                           EXAMPLES:
                                                                                   TOTAL ANNUAL EXPENSES AT
                                    TOTAL ANNUAL    TOTAL ANNUAL                   ------------------------
                                      INSURANCE      PORTFOLIO      TOTAL ANNUAL        (1)          (2)
PORTFOLIO                              CHARGES        EXPENSES        CHARGES         1 YEAR       10 YEARS
---------                              -------        --------        -------         ------       --------
Strategic Income Portfolio*.........    1.44%          1.25%           2.69%            $88          $299

The footnote under "5. EXPENSES" in the Profile is amended to add the following:

* Portfolio expenses are estimated and annualized for the Strategic Income Portfolio which commenced operations on July 30, 1999. Portfolio expenses are annualized for the Emerging Markets and Europe Portfolios which commenced operations on October 30, 1998. In addition, Pioneer Investment Management, Inc. has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.

"STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the listing of Portfolios on page 1 of the Prospectus and in the listing of "UNDERLYING PORTFOLIOS (OR PORTFOLIOS)" under "SPECIAL TERMS" on page 5 of the Prospectus.

The following information on the Strategic Income Portfolio is added to the Annual Underlying Portfolio Expenses table on page 7 of the Prospectus:

                                                                     Other Expenses        Total Portfolio Expenses
                                           Management Fee              (after any            (after any waivers/
                                        (after any voluntary       reimbursements and         reimbursements and
Portfolio                                    waivers)                   offsets)                   offsets)
---------                              ----------------------      --------------------    ---------------------------
Strategic Income Portfolio(1).......            0.65%                     0.60%                      1.25%

Footnote 1 on page 7 of the Prospectus is amended as follows:

(1) The Strategic Income Portfolio commenced operations on July 30, 1999, therefore, expenses are estimated and annualized and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown. The Emerging Markets and Europe Portfolios commenced operations on October 30, 1998; therefore, expenses shown are annualized after expense reimbursements and should not be considered representative of future expenses.

The paragraph following Footnote 3 on page 7 of the Prospectus is amended in its entirety as follows:

Pioneer is the investment adviser to each Portfolio. As of the date of this Prospectus, Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.75% for the Emerging Markets Portfolio; 1.50% for the International Growth Portfolio; 1.50% for the Europe Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Growth Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio, the Strategic Income Portfolio, and the America Income Portfolio and 1.00% for the Money Market Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind the Manager to declare future expense limitations with respect to these funds. These limitations/waivers may be terminated at any time with notice.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a) and (2)(b) on pages 8 and 9 of the Prospectus:


                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
(1)(a)                                     ------      -------      -------      --------
Strategic Income Portfolio..............     $88        $128          $169         $299

                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
(1)(b)                                     ------      -------      -------      --------
Strategic Income Portfolio..............     $90        $135          $181         $323

                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
(2)(a)                                     ------      -------      -------      --------
Strategic Income Portfolio..............     $27         $83          $141         $299

                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
(2)(b)                                     ------      -------      -------      --------
Strategic Income Portfolio..............     $29         $90          $153         $323

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 12 of the Prospectus is deleted and replaced with the following:

         THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the thirteen Underlying Portfolios:

         Emerging Markets Portfolio                  Growth and Income Portfolio
         International Growth Portfolio              Equity-Income Portfolio
         Europe Portfolio                            Balanced Portfolio
         Capital Growth Portfolio                    Swiss Franc Bond Portfolio
         Growth Shares Portfolio                     Strategic Income Portfolio
         Real Estate Growth Portfolio                America Income Portfolio
                                                     Money Market Portfolio

Under "PIONEER VARIABLE CONTRACTS TRUST" on page 17 of the Prospectus, the word "thirteen" is substituted for the word "twelve" and "STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the second sentence of the second paragraph.

The following summary of the investment objective of the Strategic Income Portfolio is inserted as the eleventh Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 18 of the Prospectus:

     STRATEGIC INCOME PORTFOLIO - seeks to invest in debt securities for a high level of current income.

The following information is added to the fee disclosures under "INVESTMENT ADVISORY SERVICES" on page 19 of the Prospectus:

                                                       MANAGEMENT FEE AS A
                                                     % OF PORTFOLIO'S AVERAGE
                                                         DAILY NET ASSETS
                                                     ------------------------
     Strategic Income.....................                    0.65%

The following is added after Swiss Franc Bond to tables, (1)(a) and (1)(b) in paragraph 9 of "APPENDIX F-DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95)" on page F-3 of the Prospectus:

(1)(a)

WITH SURRENDER CHARGE                            1 YEAR       3 YEARS         5 YEARS         10 YEARS
-----------------------                          ------       -------         -------         --------
Strategic Income ..........................        91           150             191             299

(1)(b)

WITH SURRENDER CHARGE                            1 YEAR       3 YEARS         5 YEARS         10 YEARS
-----------------------                          ------       -------         -------         --------
Strategic Income ..........................        94           157             203             323


Supplement Dated July 29, 1999

                              SEPARATE ACCOUNT VA-P
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

     Thirteen Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract ("the Contract") and Pioneer Vision contract (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision - 3023-95 are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund"), an open-end, registered management investment company. The Fund currently consists of the following thirteen investment portfolios: Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, Strategic Income Portfolio, America Income Portfolio and the Money Market Portfolio ("Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

Under "UNDERWRITERS", the second sentence of the third paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

The notes to the financial statements of the Company as of December 31, 1998 are amended as follows:

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

AFC has proposed certain changes to its corporate structure. These changes include transfer of FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, from FAFLIC to AFC. FAFLIC would retain its ownership of AFLIAC and certain other subsidiaries. Under the proposal, AFC would contribute to FAFLIC capital of $125.0 million and agree to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner (the "Commissioner"). This proposed transaction was approved by the Commissioner on May 24, 1999.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 12, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.


Supplement Dated July 29, 1999

                              PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a)     FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company were previously filed on April
          23, 1999 in Post-Effective Amendment No. 12 and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

  (b)     EXHIBITS

  EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

  EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

  EXHIBIT 3    (a)  Underwriting and Administrative Services Agreement was
                    previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

               (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

               (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

               (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

               (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

               (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

  EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein. Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Contract Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996, and is incorporated by reference herein.

  EXHIBIT 5 Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4, on May 1, 1996 and is incorporated by reference herein.

  EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

  EXHIBIT 7    Not Applicable.

  EXHIBIT 8    (a)  BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

               (b)  Directors' Power of Attorney is filed herewith.

  EXHIBIT 9    Opinion of Counsel is filed herewith.

  EXHIBIT 10   Consent of Independent Accountants is filed herewith.

  EXHIBIT 11   None.

  EXHIBIT 12   None.

  EXHIBIT 13   Not Applicable.

  EXHIBIT 14   Not Applicable.

  EXHIBIT 15 Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

ITEM 25.       DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts  01653

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

 NAME AND POSITION WITH COMPANY                                   PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
 ------------------------------                                   ----------------------------------------------
 Bruce C. Anderson                            Director (since 1996), Vice President (since 1984) and Assistant Secretary (since
   Director                                   1992) of First Allmerica

 Warren E. Barnes                             Vice President (since 1996) and Corporate Controller (since 1998) of First Allmerica
   Vice President and
   Corporate Controller

 Robert E. Bruce                              Director and Chief Information Officer (since 1997) and Vice President (since 1995)
   Director and Chief Information             of First Allmerica; and Corporate Manager (1979 to 1995) of Digital Equipment
   Officer                                    Corporation

 Mary Eldridge                                Secretary (since 1999) of First Allmerica; Secretary (since 1999) of Allmerica
   Secretary                                  Investments, Inc.; and Secretary (since 1999) of Allmerica Financial Investment
                                              Management Services, Inc.

 John P. Kavanaugh                            Director and Chief Investment Officer (since 1996) and Vice President (since 1991) of
   Director, Vice President and               First Allmerica; and Vice President (since 1998) of Allmerica Financial Investment
   Chief Investment Officer                   Management Services, Inc.

 John F. Kelly                                Director (since 1996), Senior Vice President (since 1986), General Counsel (since
   Director, Vice President and               1981) and Assistant Secretary (since 1991) of First Allmerica; Director (since 1985)
   General Counsel                            of Allmerica Investments, Inc.; and Director (since 1990) of Allmerica Financial
                                              Investment Management Services, Inc.

 J. Barry May                                 Director (since 1996) of First Allmerica; Director and President (since 1996) of The
   Director                                   Hanover Insurance Company; and Vice President (1993 to 1996) of The Hanover Insurance
                                              Company

 James R. McAuliffe                           Director (since 1996) of First Allmerica; Director (since 1992), President (since
   Director                                   1994) and Chief Executive Officer (since 1996) of Citizens Insurance Company of
                                              America

 John F. O'Brien                              Director, President and Chief Executive Officer (since 1989) of First Allmerica;
   Director and Chairman of                   Director (since 1989) of Allmerica Investments, Inc.; and Director and Chairman of
   the Board                                  the Board (since 1990) of Allmerica Financial Investment Management Services, Inc.

 Edward J. Parry, III                         Director and Chief Financial Officer (since 1996) and Vice President and Treasurer
   Director, Vice President,                  (since 1993) of First Allmerica; Treasurer (since 1993) of Allmerica Investments,
   Chief Financial Officer and                Inc.; and Treasurer (since 1993) of Allmerica Financial Investment Management
   Treasurer                                  Services, Inc.

 Richard M. Reilly                            Director (since 1996) and Vice President (since 1990) of First Allmerica; Director
   Director, President and                    (since 1990) of Allmerica Investments, Inc.; and Director and President (since 1998)
   Chief Executive Officer                    of Allmerica Financial Investment Management Services, Inc.

 Robert P. Restrepo, Jr.                      Director and Vice President (since 1998) of First Allmerica; Chief Executive Officer
   Director                                   (1996 to 1998) of Travelers Property & Casualty; Senior Vice President (1993 to 1996)
                                              of Aetna Life & Casualty Company

 Eric A. Simonsen                             Director (since 1996) and Vice President (since 1990) of First Allmerica; Director
   Director and Vice President                (since 1991) of Allmerica Investments, Inc.; and Director (since 1991) of Allmerica
                                              Financial Investment Management Services, Inc.

 Phillip E. Soule                             Director (since 1996) and Vice President (since 1987) of First Allmerica
   Director

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                                ________________________________                        ________________
       |                                                      |               |                                        |
       |                                                    99.2%            100%                                     100%
       |                                                 Allmerica        Allmerica                              First Sterling
       |                                                    Trust        Financial Life                            Reinsurance
       |                                                Company, N.A.    Insurance and                               Company
       |                                                                 Annuity Company                             Limited
       |
       |                                              Federally Chartered   Delaware                                 Bermuda
       |                                                                       |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ________________   ________________
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          _______________   _______________
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ________________
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                       NAME                                     ADDRESS                             TYPE OF BUSINESS
                       ----                                     -------                             ----------------
 AAM Equity Fund                                  440 Lincoln Street                  Massachusetts Grantor Trust
                                                  Worcester MA 01653

 AAM Growth & Income Fund, L.P.                   440 Lincoln Street                  Limited Partnership
                                                  Worcester MA 01653

 AFC Capital Trust I                              440 Lincoln Street                  Statutory Business Trust
                                                  Worcester MA 01653

 Allmerica Asset Management Limited               440 Lincoln Street                  Investment advisory services
                                                  Worcester MA 01653

 Allmerica Asset Management, Inc.                 440 Lincoln Street                  Investment advisory services
                                                  Worcester MA 01653

 Allmerica Benefits, Inc.                         440 Lincoln Street                  Non-insurance medical services
                                                  Worcester MA 01653

 Allmerica Equity Index Pool                      440 Lincoln Street                  Massachusetts Grantor Trust
                                                  Worcester MA 01653

 Allmerica Financial Alliance Insurance Company   100 North Parkway                   Multi-line property and casualty insurance
                                                  Worcester MA 01605

 Allmerica Financial Benefit Insurance Company    100 North Parkway                   Multi-line property and casualty insurance
                                                  Worcester MA 01605

 Allmerica Financial Corporation                  440 Lincoln Street                  Holding Company
                                                  Worcester MA 01653

 Allmerica Financial Insurance Brokers, Inc.      440 Lincoln Street                  Insurance Broker
                                                  Worcester MA 01653

 Allmerica Financial Life Insurance and Annuity   440 Lincoln Street                  Life insurance, accident and health
 Company (formerly known as SMA Life Assurance    Worcester MA 01653                  insurance, annuities, variable annuities and
 Company)                                                                             variable life insurance

 Allmerica Financial Services Insurance Agency,   440 Lincoln Street                  Insurance Agency
 Inc.                                             Worcester MA 01653

 Allmerica Funding Corp.                          440 Lincoln Street                  Special purpose funding vehicle for
                                                  Worcester MA 01653                  commercial paper

 Allmerica, Inc.                                  440 Lincoln Street                  Common employer for Allmerica Financial
                                                  Worcester MA 01653                  Corporation entities

 Allmerica Financial Investment Management        440 Lincoln Street
 Services, Inc. (formerly known as                Worcester MA 01653                  Investment advisory services
 Allmerica Institutional Services, Inc.
 and 440 Financial Group of Worcester, Inc.)

 Allmerica Investment Management Company, Inc.    440 Lincoln Street                  Investment advisory services
                                                  Worcester MA 01653

 Allmerica Investments, Inc.                      440 Lincoln Street                  Securities, retail broker-dealer
                                                  Worcester MA 01653

 Allmerica Investment Trust                       440 Lincoln Street                  Investment Company
                                                  Worcester MA 01653
                                                                                      Insurance Agency
 Allmerica Plus Insurance Agency, Inc.            440 Lincoln Street
                                                  Worcester MA 01653

 Allmerica Property & Casualty Companies, Inc.    440 Lincoln Street                  Holding Company
                                                  Worcester MA 01653

 Allmerica Securities Trust                       440 Lincoln Street                  Investment Company
                                                  Worcester MA 01653

 Allmerica Services Corporation                   440 Lincoln Street                  Internal administrative services provider to
                                                  Worcester MA 01653                  Allmerica Financial Corporation entities

 Allmerica Trust Company, N.A.                    440 Lincoln Street                  Limited purpose national trust company
                                                  Worcester MA 01653

 AMGRO, Inc.                                      100 North Parkway                   Premium financing
                                                  Worcester MA 01605

 Citizens Corporation                             440 Lincoln Street                  Holding Company
                                                  Worcester MA 01653

 Citizens Insurance Company of America            645 West Grand River                Multi-line property and casualty insurance
                                                  Howell MI 48843

 Citizens Insurance Company of Illinois           333 Pierce Road                     Multi-line property and casualty insurance
                                                  Itasca IL 60143

 Citizens Insurance Company of the Midwest        3950 Priority Way South Drive,      Multi-line property and casualty insurance
                                                  Suite 200
                                                  Indianapolis IN 46280

 Citizens Insurance Company of Ohio               8101 N. High Street                 Multi-line property and casualty insurance
                                                  P.O. Box 342250
                                                  Columbus OH 43234

 Citizens Management, Inc.                        645 West Grand River                Services management company
                                                  Howell MI 48843

 Financial Profiles                               5421 Avenida Encinas                Computer software company
                                                  Carlsbad, CA 92008

 First Allmerica Financial Life Insurance         440 Lincoln Street                  Life, pension, annuity, accident and health
 Company (formerly State Mutual Life Assurance    Worcester MA 01653                  insurance company
 Company of America)

 First Sterling Limited                           440 Lincoln Street                  Holding Company
                                                  Worcester MA 01653

 First Sterling Reinsurance Company Limited       440 Lincoln Street                  Reinsurance Company
                                                  Worcester MA 01653

 Greendale Special Placements Fund                440 Lincoln Street                  Massachusetts Grantor Trust
                                                  Worcester MA 01653

 The Hanover American Insurance Company           100 North Parkway                   Multi-line property and casualty insurance
                                                  Worcester MA 01605

 The Hanover Insurance Company                    100 North Parkway                   Multi-line property and casualty insurance
                                                  Worcester MA 01605

 Hanover Texas Insurance Management Company,      801 East Campbell Road              Attorney-in-fact for Hanover Lloyd's
 Inc.                                             Richardson TX 75081                 Insurance Company

 Hanover Lloyd's Insurance Company                801 East Campbell Road              Multi-line property and casualty insurance
                                                  Richardson TX 75081

 Lloyds Credit Corporation                        440 Lincoln Street                  Premium financing service franchises
                                                  Worcester MA 01653

 Massachusetts Bay Insurance Company              100 North Parkway                   Multi-line property and casualty insurance
                                                  Worcester MA 01605

 Sterling Risk Management Services, Inc.          440 Lincoln Street                  Risk management services
                                                  Worcester MA 01653


ITEM 27.       NUMBER OF CONTRACT OWNERS

     As of June 30, 1999, the Variable Account had 4,462 Qualified Contract holders and 10,875 Non-Qualified Contract holders.

ITEM 28.       INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.       PRINCIPAL UNDERWRITERS

     a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

             NAME                  POSITION OR OFFICE WITH UNDERWRITER
             ----                  -----------------------------------
     Emil J. Aberizk, Jr.          Vice President

     Edward T. Berger              Vice President and Chief Compliance Officer

     Richard F. Betzler, Jr.       Vice  President

     Mary Eldridge                 Secretary

     Philip L. Heffernan           Vice President

     John F. Kelly                 Director

     Daniel Mastrototaro           Vice President

     William F. Monroe, Jr.        Vice President

     David J. Mueller              Vice President and Controller

     John F. O'Brien               Director

     Stephen Parker                President, Director and Chief Executive
                                   Officer

     Edward J. Parry, III          Treasurer

     Richard M. Reilly             Director

     Eric A. Simonsen              Director

     Mark G. Steinberg             Senior Vice President

(c) As indicated in Part B (Statement of Additional Information) in response to
Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.       MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.       UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 15th day of July, 1999.

                              SEPARATE ACCOUNT VA-P OF
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

          By: /s/ Mary Eldridge
              -------------------------------
             Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 Signatures                                  Title                                                Date
 ----------                                  -----                                                ----
 /s/ Warren E. Barnes                        Vice President and Corporate Controller              July 15, 1999
 -----------------------------------------
 Warren E. Barnes

 Edward J. Parry III*                        Director, Vice President, Chief Financial Officer
 -----------------------------------------   and Treasurer


 Richard M. Reilly*                          Director, President and
 -----------------------------------------   Chief Executive Officer


 John F. O'Brien*                            Director and Chairman of the Board
 -----------------------------------------

 Bruce C. Anderson*                          Director
 -----------------------------------------

 Robert E. Bruce*                            Director and Chief Information Officer
 -----------------------------------------

 John P. Kavanaugh*                          Director, Vice President and
 -----------------------------------------   Chief Investment Officer

 John F. Kelly*                              Director, Vice President and
 -----------------------------------------   General Counsel

 J. Barry May*                               Director
 -----------------------------------------

 James R. McAuliffe*                         Director
 -----------------------------------------

 Robert P. Restrepo, Jr.*                    Director
 -----------------------------------------

 Eric A. Simonsen*                           Director and Vice President
 -----------------------------------------

 Phillip E. Soule*                           Director
 -----------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
 -----------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-85916)

                                   EXHIBIT TABLE


Exhibit 8(b)        Directors' Power of Attorney

Exhibit 9           Opinion of Counsel

Exhibit 10          Consent of Independent Accountants